[LOGO OF FIFTH
 THIRD FUNDS]   FIFTH THIRD FUNDS

                FIFTH THIRD U.S. TREASURY           Institutional Shares (FQTXX)
                MONEY MARKET FUND                   Preferred Shares     (FTPXX)
                SUMMARY PROSPECTUS                  Select Shares        (FTSXX)
                                                    Trust Shares         (FTTXX)
                Dated November 26, 2010

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BEFORE YOU INVEST, YOU MAY WANT TO REVIEW THE FUND'S PROSPECTUS, WHICH CONTAINS
INFORMATION ABOUT THE FUND AND ITS RISKS. THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, BOTH DATED NOVEMBER 26, 2010, ARE INCORPORATED BY REFERENCE INTO THIS SUMMARY PROSPECTUS. FOR FREE PAPER OR ELECTRONIC COPIES OF THE FUND'S PROSPECTUS AND OTHER INFORMATION ABOUT THE FUND, GO ONLINE AT http://www.fifththirdfunds.com OR CALL 800.282.5706 OR ASK ANY FINANCIAL ADVISOR, BANK, OR BROKER-DEALER WHO OFFERS SHARES OF THE FUND.

INVESTMENT OBJECTIVE
Stability of principal and current income consistent with stability of principal.

FEES AND EXPENSES OF THE FUND
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES                                                                        INSTITUTIONAL   PREFERRED   SELECT    TRUST
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                                      SHARES      SHARES   SHARES   SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)                      None        None     None     None
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Maximum Deferred Sales Charge (Load) (as a % of offering price)                                  None        None     None     None
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Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a % of offering price)           None        None     None     None
-----------------------------------------------------------------------------------------------------------------------------------

ANNUAL OPERATING EXPENSES                                                               INSTITUTIONAL   PREFERRED   SELECT    TRUST
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)              SHARES      SHARES   SHARES   SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Management Fees                                                                                 0.40%       0.40%    0.40%    0.40%
-----------------------------------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) Fees                                                                None        None     None     None
-----------------------------------------------------------------------------------------------------------------------------------
Other Expenses                                                                                  0.23%       0.38%    0.31%    0.48%
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Total Annual Fund Operating Expenses                                                            0.63%       0.78%    0.71%    0.88%
-----------------------------------------------------------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(1)                                                      0.41%       0.41%    0.41%    0.41%
-----------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses after Expense Reimbursement                                0.22%       0.37%    0.30%    0.47%
-----------------------------------------------------------------------------------------------------------------------------------

1. Fifth Third Asset Management, Inc., the Fund's Adviser and Administrator, has contractually agreed to waive fees and expenses through November 26, 2011. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Adviser and Administrator are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

EXPENSE EXAMPLE
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The expense example assumes that the Adviser's agreement to waive fees and/or reimburse expenses expires on November 26, 2011.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 YEAR      3 YEARS       5 YEARS      10 YEARS
--------------------------------------------------------------------------------
INSTITUTIONAL SHARES             $23         $162          $313         $750
--------------------------------------------------------------------------------
PREFERRED SHARES                 $38         $208          $393         $928
--------------------------------------------------------------------------------
SELECT SHARES                    $31         $186          $355         $845
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TRUST SHARES                     $48         $240          $448         $1,048
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

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in short-term obligations issued by the U.S. Treasury, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities.

The remaining 20% of the Fund's assets may be invested in short-term obligations that are issued by private issuers or agencies or instrumentalities of the U.S. Government that are guaranteed as to principal or interest by the U.S. Government.

The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term

(397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 60 days.

U.S. Government securities (or bonds) include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury. Securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include, but are not limited to, U.S. Treasury securities and securities issued by the Government National Mortgage Association (GinnieMae) and the Small Business Administration (SBA), as well as obligations of private issuers guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program announced on October 14, 2008. The interest on securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program may be subject to state and local income taxes. On
September 7, 2008, however, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

PRINCIPAL INVESTMENT RISKS
You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below is a description of the principal risks of investing in the Fund.

INTEREST RATE RISK. Values of debt securities fluctuate as interest rates change. Debt securities with longer durations or fixed interest rates tend to be more volatile than debt securities with shorter durations or floating or adjustable interest rates. Generally, the value of debt securities will decrease when interest rates rise and increase when interest rates fall. When interest rates fall, a borrower may pay off debt sooner than expected (prepayment) and the Fund may be forced to reinvest this money at lower yields. When interest rates rise, prepayment may slow, extending the duration of the debt security and preventing the Fund from reinvesting this money at higher yields. Fluctuations in interest rates may lead to fluctuations in the Fund's yield or the values of the Fund's investments.
NET ASSET VALUE RISK. The Fund may be unable to meet its goal of a constant $1.00 per share.
PRE-PAYMENT/CALL RISK. A bond issuer may decide to pay back the principal at an unexpected time and such an event may result in greater price and yield volatility and a possible decline in income, increased capital gains and unexpected capital loss for the bond holder. For instance, the prices and yields of mortgage-backed securities typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date. REDEMPTION RISK. The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the Fund may have a significant adverse effect on the Fund's ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.

PERFORMANCE
The bar chart and table that follow provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time. The returns assume that Fund distributions have been reinvested. The returns for Preferred, Select and Trust Shares will differ from the returns for Institutional Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated. Past performance does not indicate how the Fund will perform in the future. You can obtain updated performance information on our website, http://fifththirdfunds.com/performance, or by calling 800-282-5706.

INSTITUTIONAL SHARES TOTAL RETURN PER CALENDAR YEAR (%)

       [CHART OF INSTITUTIONAL SHARES TOTAL RETURN PER CALENDAR YEAR]

CALENDAR                                           TOTAL RETURN
  YEAR                                              PERCENTAGES
--------                                           ------------
  2000                                                  5.98%
  2001                                                  3.70
  2002                                                  1.40
  2003                                                  0.80
  2004                                                  1.11
  2005                                                  2.96
  2006                                                  4.80
  2007                                                  4.86
  2008                                                  1.71
  2009                                                  0.15

                                   [END CHART]

BEST QUARTER:                                  Q4 2000   1.57%
WORST QUARTER:                                 Q4 2009   0.00%
YEAR TO DATE RETURN (1/1/10 TO 9/30/10):                 0.02%

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

AVERAGE ANNUAL TOTAL RETURNS                                        INCEPTION       PAST         PAST 5       PAST
(FOR PERIODS ENDED DECEMBER 31, 2009)                               DATE            YEAR         YEARS        10 YEARS
-------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                12/12/88
-------------------------------------------------------------------------------------------------------------------------------
                                                                                    0.15%        2.88%        2.73%
-------------------------------------------------------------------------------------------------------------------------------
PREFERRED SHARES                                                    10/20/03                                  (SINCE INCEPTION)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                    0.08%        2.75%        2.39%
-------------------------------------------------------------------------------------------------------------------------------
SELECT SHARES                                                       10/20/03                                  (SINCE INCEPTION)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                    0.11%        2.81%        2.45%
-------------------------------------------------------------------------------------------------------------------------------
TRUST SHARES                                                        10/20/03                                  (SINCE INCEPTION)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                    0.05%        2.66%        2.30%
-------------------------------------------------------------------------------------------------------------------------------

To obtain current yield information, visit www.fifththirdfunds.com or call 1-800-282-5706.

MANAGEMENT
INVESTMENT ADVISER
Fifth Third Asset Management, Inc. ("FTAM")

PURCHASES AND SALES OF FUND SHARES
The minimum initial investment in Institutional shares of the Fund is $5,000,000. The minimum initial investment in Preferred shares of the Fund is $500,000. The minimum initial investment in Select shares of the Fund is $1,000,000. The minimum initial investment in Trust shares of the Fund is $100,000 (this minimum may be waived for Trust shares purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.-Institutional Investment Division and their affiliates). The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50.

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent. The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For account holders at other financial institutions, contact your investment representative at your financial institution.

TAX INFORMATION
Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund's distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the Fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

FTF-SP-TMM1110

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